Equity - Share capital (Details) $ / shares in Units, R$ in Thousands, $ in Thousands	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 BRL (R$) shares
Share capital
Quantity of shares	441,321,663,000	441,321,663,000	439,701,921,000
Authorized share capital (in US dollar) | $		$ 50,000
Authorized shares	20,000,000,000	20,000,000,000
Par value per share | $ / shares		$ 0.0000025
Share capital paid | R$	R$ 13		R$ 13
Other Reserves Excluding Accumulated Other Comprehensive Income | R$	R$ 10,971,176		R$ 9,793,992
Ordinary shares [member]
Share capital
Quantity of shares	324,284,558,000	324,284,558,000	322,664,816,000
Authorized shares	10,000,000,000	10,000,000,000
Preference shares [member]
Share capital
Quantity of shares	117,037,105,000	117,037,105,000	117,037,105,000
Authorized shares	5,000,000,000	5,000,000,000
Regardless of class [Member]
Share capital
Authorized shares	5,000,000,000	5,000,000,000